Income Taxes - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Income Tax Disclosure [Line Items]
Income tax expense	¥ 12,027	$ 1,887	¥ 25,428	¥ 21,580
Unrecognized Tax Benefits	43,311		36,112	25,491	$ 6,797	$ 5,667
Deferred Tax Assets, Operating Loss Carryforwards	40,002		34,998	19,923	6,277
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	43,197		36,012	25,391	6,779
Unrecognized Tax Benefits, Interest on Income Taxes Expense	5,785	$ 908	2,520	596
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	8,901		¥ 3,116	¥ 596	1,397
Small and microsized enterprise [Member]
Income Tax Disclosure [Line Items]
Effective income tax rate reconciliation reduction			75.00%
Applicable CIT rate			20.00%
High And Technology Enterprise [Member]
Income Tax Disclosure [Line Items]
Preferential tax rate			15.00%
Inland Revenue, Hong Kong [Member]
Income Tax Disclosure [Line Items]
Statutory Income Tax Rate				16.50%
Income tax expense	0		¥ 0	¥ 0
State Administration of Taxation, China [Member]
Income Tax Disclosure [Line Items]
Statutory Income Tax Rate				25.00%
Annual Taxable Income Limit			1,000
Operating Loss Carryforwards	¥ 56,041		¥ 51,047	¥ 37,284	$ 8,794
Effective income tax rate reconciliation reduction			50.00%
Preferential tax rate			15.00%
Withholding tax rate			10.00%
Tax rate outside PRC			25.00%
State Administration of Taxation, China [Member] | Maximum
Income Tax Disclosure [Line Items]
Annual Taxable Income Limit			¥ 3,000
State Administration of Taxation, China [Member] | Minimum
Income Tax Disclosure [Line Items]
Annual Taxable Income Limit			¥ 1,000